Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	Goodwill*	PPA**	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2022	140,212	110,446	7,470	258,128
Additions	-	-	10,799	10,799
Translation differences	(1,599)	-	(1,316)	(2,915)

Balance as at December 31, 2022	138,613	110,446	16,953	266,012
Additions	-	-	13,738	13,738
Acquisitions through business combination	80,761	25,968	-	106,729
Impairment	(6,196)	-	-	(6,196)
Translation differences	559	-	(225)	334

Balance as at December 31, 2023	213,737	136,414	30,466	380,617

Amortization
Balance as at January 1, 2022	21,455	10,947	1,444	33,846
Amortization for the year	-	10,569	991	11,560
Translation differences	-	-	(189)	(189)

Balance as at December 31, 2022	21,455	21,516	2,246	45,217
Amortization for the year	-	11,115	3,036	14,151
Translation differences	-	-	(35)	(35)

Balance as at December 31, 2023	21,455	32,631	5,247	59,333

Carrying value
As at January 1, 2022	118,757	99,499	6,026	224,282
As at December 31, 2022	117,158	88,930	14,707	220,795
As at December 31, 2023	192,282	103,783	25,219	321,284

*	Relates mainly to goodwill arising from the acquisition of CPV Group of $105 million and Gat Power Plants of $61 million. Refer to Note 11.A.5 for further information.
** Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.

Schedule of Carrying Amounts of Intangible Assets
	As at December 31,
	2023	2022
	$ Thousands
Intangible assets with a finite useful life	128,998	103,637
Intangible assets with an indefinite useful life or not yet available for use	192,286	117,158
	321,284	220,795